Subsequent events (Details)	Feb. 16, 2018 shareholder shares	Jan. 18, 2018
COFECE ruling of potential responsibility for antitrust actions
Disclosure of non-adjusting events after reporting period [line items]
Maximum fine as a multiple of minimum wage for Mexico City		1,500,000
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Number of shareholders converting Class B shares to Class A shares | shareholder	1
Number of Series B shares converted to Series A shares | shares	45,968,598